Document and Entity Information Document	Feb. 08, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 08, 2021
Entity Registrant Name	Peloton Interactive, Inc.
Entity Central Index Key	0001639825
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39058
Entity Tax Identification Number	47-3533761
Entity Address, Address Line One	125 West 25th Street, 11th Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(866)
Local Phone Number	679-9129
Title of 12(b) Security	Class A Common Stock, $0.000025 par value per share
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	PTON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false